Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2025 Fund
June 30, 2026
Z25-NPRT1-0826
1.9884238.109
Bond Funds - 45.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	26,696	266,964
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	185,997	1,424,739
Fidelity Series Corporate Bond Fund (a)	73,664	688,754
Fidelity Series Emerging Markets Debt Fund (a)	9,484	82,223
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,138	20,628
Fidelity Series Floating Rate High Income Fund (a)	1,697	14,710
Fidelity Series Government Bond Index Fund (a)	127,193	1,156,180
Fidelity Series High Income Fund (a)	1,641	14,673
Fidelity Series International Credit Fund (a)	10	85
Fidelity Series International Developed Markets Bond Index Fund (a)	72,284	617,308
Fidelity Series Investment Grade Bond Fund (a)	105,520	1,062,591
Fidelity Series Investment Grade Securitized Fund (a)	69,874	633,059
Fidelity Series Long-Term Treasury Bond Index Fund (a)	162,247	864,775
Fidelity Series Real Estate Income Fund (a)	1,447	14,642
TOTAL BOND FUNDS (Cost $6,899,706)		6,861,331

Domestic Equity Funds - 28.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	37,240	1,014,420
Fidelity Series Large Cap Growth Index Fund (a)	20,715	647,972
Fidelity Series Large Cap Stock Fund (a)	22,879	675,400
Fidelity Series Large Cap Value Index Fund (a)	56,589	1,198,557
Fidelity Series Small Cap Core Fund (a)	11,819	191,939
Fidelity Series Small Cap Opportunities Fund (a)	6,154	124,379
Fidelity Series Value Discovery Fund (a)	23,062	430,330
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,454,407)		4,282,997

International Equity Funds - 26.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	14,084	294,634
Fidelity Series Canada Index Fund (a)	9,522	95,215
Fidelity Series Emerging Markets Fund (a)	18,476	281,942
Fidelity Series Emerging Markets Opportunities Fund (a)	35,072	1,127,223
Fidelity Series International Growth Fund (a)	27,461	592,331
Fidelity Series International Index Fund (a)	13,596	226,097
Fidelity Series International Small Cap Fund (a)	6,108	115,501
Fidelity Series International Value Fund (a)	34,789	582,374
Fidelity Series Overseas Fund (a)	36,286	587,474
Fidelity Series Select International Small Cap Fund (a)	1,047	16,195
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,372,944)		3,918,986

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,727,057)	15,063,314
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	15,063,314

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	511,843	184,512	433,144	309	736	3,017	266,964	26,696
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,158,851	277,237	2,051,380	1,667	(211,939)	251,970	1,424,739	185,997
Fidelity Series Blue Chip Growth Fund	2,185,491	87,482	1,750,043	-	928,926	(437,436)	1,014,420	37,240
Fidelity Series Canada Fund	903,316	47,315	689,139	-	195,897	(162,755)	294,634	14,084
Fidelity Series Canada Index Fund	-	95,215	-	-	-	-	95,215	9,522
Fidelity Series Commodity Strategy Fund	235,154	19,088	257,798	-	37,276	(33,720)	-	-
Fidelity Series Corporate Bond Fund	1,481,415	134,951	930,663	12,805	1,471	1,580	688,754	73,664
Fidelity Series Emerging Markets Debt Fund	179,117	15,256	118,120	1,829	12,387	(6,417)	82,223	9,484
Fidelity Series Emerging Markets Debt Local Currency Fund	45,616	3,682	30,067	-	3,283	(1,886)	20,628	2,138
Fidelity Series Emerging Markets Fund	542,145	39,843	403,360	-	162,600	(59,286)	281,942	18,476
Fidelity Series Emerging Markets Opportunities Fund	2,173,613	151,476	1,633,388	-	631,114	(195,592)	1,127,223	35,072
Fidelity Series Floating Rate High Income Fund	32,611	3,430	21,476	421	(441)	586	14,710	1,697
Fidelity Series Government Bond Index Fund	2,486,324	240,365	1,558,686	16,782	(68,698)	56,875	1,156,180	127,193
Fidelity Series Government Money Market Fund	87,689	20,909	108,598	380	-	-	-	-
Fidelity Series High Income Fund	32,724	2,871	21,476	375	1,008	(454)	14,673	1,641
Fidelity Series International Credit Fund	84	-	-	1	-	1	85	10
Fidelity Series International Developed Markets Bond Index Fund	1,195,326	205,214	784,562	10,020	(31,373)	32,703	617,308	72,284
Fidelity Series International Growth Fund	1,359,798	49,542	961,284	-	244,152	(99,877)	592,331	27,461
Fidelity Series International Index Fund	527,581	19,474	359,154	-	116,840	(78,644)	226,097	13,596
Fidelity Series International Small Cap Fund	317,596	1,040	229,151	-	41,626	(15,610)	115,501	6,108
Fidelity Series International Value Fund	1,362,697	58,592	910,363	-	319,814	(248,366)	582,374	34,789
Fidelity Series Investment Grade Bond Fund	2,295,021	215,020	1,439,907	17,145	(30,250)	22,707	1,062,591	105,520
Fidelity Series Investment Grade Securitized Fund	1,385,941	113,224	863,298	10,748	(18,564)	15,756	633,059	69,874
Fidelity Series Large Cap Growth Index Fund	1,393,373	74,928	1,036,819	2,515	524,566	(308,076)	647,972	20,715
Fidelity Series Large Cap Stock Fund	1,467,936	54,564	1,007,895	-	374,330	(213,535)	675,400	22,879
Fidelity Series Large Cap Value Index Fund	2,583,905	98,724	1,766,229	-	514,110	(231,953)	1,198,557	56,589
Fidelity Series Long-Term Treasury Bond Index Fund	1,821,445	308,406	1,259,048	13,824	(38,075)	32,047	864,775	162,247
Fidelity Series Overseas Fund	1,363,389	55,557	945,111	-	253,252	(139,613)	587,474	36,286
Fidelity Series Real Estate Income Fund	32,341	3,311	21,476	129	254	212	14,642	1,447
Fidelity Series Select International Small Cap Fund	27,079	-	13,362	-	3,253	(775)	16,195	1,047
Fidelity Series Small Cap Core Fund	412,495	5,777	283,867	5,776	75,384	(17,850)	191,939	11,819
Fidelity Series Small Cap Opportunities Fund	254,959	5,015	171,333	-	59,810	(24,072)	124,379	6,154
Fidelity Series Treasury Bill Index Fund	211,141	71,287	282,428	888	-	-	-	-
Fidelity Series Value Discovery Fund	922,992	48,166	621,384	-	96,584	(16,028)	430,330	23,062
	32,991,008	2,711,473	22,964,009	95,614	4,199,333	(1,874,491)	15,063,314

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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